Restatement of Previously Issued Quarterly Financial Statements (Unaudited) (Tables)	9 Months Ended
Sep. 30, 2021
Restatement Of Previously Issued Quarterly Financial Statements Abstract
Schedule of condensed consolidated balance sheets (unaudited)
	September 30, 2021
	As Previously Reported	Adjustments	As Restated
ASSETS
Current Assets
Cash and cash equivalents	$4,268	$-	$4,268
Digital assets	2,334	-	2,334
Accounts receivable, net	663	-	663
Prepaid expenses and other current assets	1,334	-	1,334
Total Current Assets	8,599	-	8,599

Mining equipment, net	12,368	-	12,368
Intangible assets, net	2,696	-	2,696
Goodwill	1,634	-	1,634
Investment in Style Hunter	500	-	500
Investment in Up North Hosting, LLC	664	-	664
Other assets	36	-	36
Total Assets	$26,497	$-	$26,497
		-	-
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities		-	-
Accounts payable	$5,979	$-	$5,979
Accrued liabilities	1,313	-	1,313
Convertible Debt, net	11,208	(1,653)	9,555
Conversion Feature on convertible debt	-	2,891	2,891
Deferred revenue	691	-	691
Total Current Liabilities	19,191	1,238	20,429
		-	-
Commitments and Contingencies – Note 13
		-	-
Stockholders’ Equity		-	-
Common stock, par value $0.00001 per share, 499,560,659 shares authorized; 144,613,591 shares issued as of September 30, 2021, and 66,431,920 shares issued as of December 31, 2020, 144,538,212 shares outstanding as of September 30, 2021, and 66,431,920 shares outstanding as of December 31, 2020, respectively	1	-	1
Treasury stock, at cost, 75,379 shares as of September 30, 2021, and 0 shares as of December 31, 2020, respectively	-	-	-
Subscription receivable	-	-	-
Additional paid-in-capital	35,435	-	35,435
Accumulated Deficit	(28,130)	(1,238)	(29,368)
Total Stockholders’ Equity	7,306	(1,238)	6,068
Total Liabilities and Stockholders’ Equity	$26,497	$-	$26,497

Schedule of condensed consolidated statements of operations (unaudited)
	For the Three Months Ended September 30, 2021			For the Nine Months Ended September 30, 2021
	As Previously Reported	Adjustments	As Restated	As Previously Reported	Adjustments	As Restated
Revenues
Mining income	$2,992	$-	$2,992	$9,244	$-	$9,244
Product revenue	1,232	-	1,232	2,831	-	2,831
Services revenue	634	-	634	1,047	-	1,047
Total Revenues	4,858	-	4,858	13,122	-	13,122

Operating costs and expenses
Mining cost	377	-	377	852	-	852
Product cost	1,141	-	1141	2,532	-	2,532
Services cost	364	-	364	606	-	606
Sales and marketing	319	-	319	619	-	619
General and administrative	3,363	-	3363	7,727	-	7,727
Management Fees	-	-	-	321	-	321
Impairment of digital assets	325	-	325	325	-	325
Depreciation	1,279	-	1279	2,824	-	2,824
Amortization of intangibles	143	-	143	264	-	264
Total Operating Costs and Expenses	7,311	-	7311	16,070	-	16,070

Gain (Loss) from Operations	(2,453)	-	(2,453)	(2,948)	-	(2,948)

Other Income (Expenses)
Merger charges	-	-	-	(22,004)	-	(22,004)
Debt Restructuring fee	-	-	-	(2,000)	-	(2,000)
Change in fair value of debt conversion feature	-	(814)	(814)	-	(814)	(814)
Interest expense	(897)	(424)	(1,321)	(926)	(424)	(1,350)
Realized gain (loss) on sale of digital assets	3	-	3	91	-	91
Gain/(loss) on disposal of assets	(131)	-	(131)	(138)	-	(138)
Other expense, net	39	-	39	11	-	11

Total Other Income (Expense)	(986)	(1,238)	(2,224)	(24,966)	(1,238)	(26,204)
			-			-
Income (Loss) before Income taxes and loss in equity method investee	(3,439)	(1,238)	(4,677)	(27,914)	(1,238)	(29,152)
		-	-		-	-
Income tax benefit	-	-	-	-	-	-

Income (Loss) before Income in equity method investee	(3,439)	(1,238)	(4,677)	(27,914)	(1,238)	(29,152)
		-	-		-	-
Share of net loss of equity method investee	(23)	-	(23)	(80)	-	(80)
		-	-		-	-
Net Income (Loss)	$(3,462)	$(1,238)	$(4,700)	$(27,994)	$(1,238)	$(29,232)
Net Income (Loss) per share - basic and diluted	$(0.022)	$(0.007)	$(0.029)	$(0.212)	$(0.010)	$(0.222)
Weighted Average Shares Outstanding - basic and diluted	159,448,204	159,448,204	159,448,204	131,863,780	131,863,780	131,863,780

Schedule of condensed consolidated statements of changes in stockholders’ equity (unaudited)
	Common Stock		Treasury Stock		Additional Paid-In	Subscription	Accumulated
	Shares	Amount	Shares	Amount	Capital	Receivables	Deficit	Total

Balance – December 31, 2019	55,776,240	$1	-	$-	$2,671	$(100)	$(587)	$1,984
Distributions to shareholders	-	-	-	-	(152)	-	-	(152)
Net Loss	-	-	-	-	-	-	(45)	(45)
Balance – March 31, 2020	55,776,240	-	-	-	2,519	(100)	(632)	1,787
Distributions to shareholders	-	-	-	-	(149)	-	-	(149)
Net Loss	-	-	-	-	-	-	(38)	(38)
Balance – June 30, 2020	55,776,240	-	-	-	2,370	(100)	(670)	1,600
Shares issued	10,655,680	-	-	-	600	-	-	600
Distributions to shareholders	-	-	-	-	(345)	-	-	(345)
Net Income	-	-	-	-	-	-	242	242
Balance - September 30, 2020	66,431,920	-	-	-	2,625	(100)	(428)	2,097

Balance - December 30, 2020	66,431,920	-	-	-	2,060	(100)	(135)	1,825
Payment of subscription receivable	-	-	-	-	-	100	-	100
Distributions to shareholders	-	-	-	-	(1,521)	-	-	(1,521)
Exercise of Moon warrants	14,607,980	-	-	-	-	-	-	-
Net Income	-	-	-	-	-	-	1,210	1,210
Balance – March 31, 2021	81,039,900	-	-	-	539	-	1,075	1,614
Shares issued:
Mining equipment	35,588,548	-	-	-	12,000	-	-	12,000
Sysorex Recapitalization	25,985,633	-	-	-	19,401	-	-	19,401
TTM digital/Sysorex merger	494,311	1	75,379	-	280	-	-	281
Professional services	404,820	-	-	-	1,883	-	-	1,883
Net Loss	-	-	-	-	-	-	(25,743)	(25,743)
Balance – June 30, 2021	143,513,212	1	75,379		34,103	-	(24,668)	9,436
Convertible debt warrants	-	-	-	-	810	-	-	810
Stock based compensation	-	-	-	-	28	-	-	28
Shares issued for services	1,025,000	-	-	-	494	-	-	494
Net Loss (as restated)	-	-	-	-	-	-	(4,700)	(4,700)
Balance - September 30, 2021 (as restated)	144,538,212	$1	75,379	$-	$35,435	$-	$(29,368)	$6,068

Schedule of condensed consolidated statements of cash flows (unaudited)
	For the Nine Months Ended September 30, 2021
	As Previously Reported	Adjustments	As Restated
Cash Flows from Operating Activities
Net loss	$(27,994)	(1,238)	(29,232)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	3,088	-	3,088
Stock compensation	28	-	28
Amortization of debt discount and debt issuance costs	631	424	1,055
(Gain) Loss on the sale/disposal of mining equipment	138	-	138
Realized (gain) loss on sale of digital assets	(91)	-	(91)
Gain on settlement of vendor liabilities	(38)	-	(38)
Impairment of digital assets	325	-	325
Change in fair value of debt conversion feature	-	814	814
Equity in earnings of equity method investments	79	-	79
Change in fair value of accrued issuable equity	(9)	-	(9)
Issuance of shares in exchange for services	2,377	-	2,377
Merger charges	22,004	-	22,004
Debt restructuring fee	2,000	-	2,000
Changes in assets and liabilities:
Digital assets - mining net of pool fees and mgmt fees	(8,826)	-	(8,826)
Related party receivable	17	-	17
Prepaid assets and other current assets	(72)	-	(72)
Accounts receivable and other receivables	4,010	-	4,010
Accounts payable	(3,908)	-	(3,908)
Accrued liabilities and other current liabilities	442	-	442
Net cash used in operating activities	(5,799)	-	(5,799)
		-	-
Cash Flows from Investing Activities
Proceeds from sale of digital assets	3,670	-	3,670
Reverse acquisition of Sysorex business	28	-	28
Purchase of mining equipment	(50)	-	(50)
Proceeds from sale of mining equipment	47	-	47
Investments in Up North & Style Hunter	(600)	-	(600)
Net cash provided by (used in) investing activities	3,095	-	3,095
		-	-
Cash Flows from Financing Activities
Repayment of loans	(4,349)	-	(4,349)
Issuance of members’ interests	100	-	100
Proceeds received for convertible debt	12,415	-	12,415
Cash paid for convertible debt transaction costs	(1,261)	-	(1,261)
Net cash provided by financing activities	6,905	-	6,905

Net increase in cash and cash equivalents	4,201	-	4,201
Cash and cash equivalents at beginning of period	67	-	67
Cash and cash equivalents at end of period	$4,268	$-	$4,268
Supplemental disclosure of cash flow information:
Cash paid for:
Interest	$89	$-	$89
Income taxes	-	-	-

Supplemental disclosure of noncash investing and financing activities:
Sysorex recapitalization	$19,401	$-	$19,401
Payments of short-term borrowing with digital assets	1,091	-	1,091
Debt discount attributed to the fair value of the warrants	810	-	810
Conversion feature derivative on convertible debt	-	2,077	2,077
Distribution of digital assets to members	1,521	-	1,521
Equipment exchanged for equity	12,000	-	12,000
Equipment acquired through lease purchase arrangement	2,130	-	2,130
Settlement of loan with mining equipment	75	-	75